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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         DundeeWealth US, LP
                 ------------------------------------
   Address:      1160 West Swedesford Road, Suite 140
                 ------------------------------------
                 Berwyn, PA 19312
                 ------------------------------------

Form 13F File Number: 28-14406
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David C. Lebisky
         -----------------------------------
Title:   Director, Regulatory Administration
         -----------------------------------
Phone:   610-854-0902
         -----------------------------------

Signature, Place, and Date of Signing:

   /s/ David C. Lebisky               Berwyn, PA          May 13, 2011
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-11685                    Goodman & Company Investment Counsel Ltd.
       ---------------          -----------------------------------------
    28-11021                    Mount Lucas Management LP
       ---------------          -----------------------------------------
    28-03459                    Smith Asset Management Group LP
       ---------------          -----------------------------------------

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 6
                                        --------------------

Form 13F Information Table Value Total: 12,090
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Imax Corp                 COM              45245E109    380      11,900   SH             OTHER                       11,900
InterXion Holding NV      SHS              N47279109  2,209     169,977   SH             OTHER                      169,977
SAP AG                    SPON ADR         803054204  2,465      40,178   SH             OTHER                       40,178
Seadrill, Ltd.            SHS              G7945E105  2,310      63,925   SH             OTHER                       63,925
STMicroelectronics NV     NY REGISTRY      861012102  2,323     187,463   SH             OTHER                      187,463
Virgin Media, Inc.        COM              92769L101  2,403      86,486   SH             OTHER                       86,486